Underwriter’s Agreement (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Sep. 30, 2025	Apr. 28, 2025	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Deferred Underwriting Discount	$ 225,000		$ 225,000
Business Combination marketing fee	3.50%		3.50%
Business Combination, Acquisition-Related Cost, Expense	$ 1,800,000		$ 1,800,000
Conversion of Stock, Shares Issued	233,678	1,333,333
Sale of Stock, Price Per Share	$ 18.00		$ 18.00	$ 0.001
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	$ 3,930		$ 3,930
Prepaid Expense, Current			189,549
Cah Paid	500,000
Cah Paid Post Combination	$ 1,300,000
Bannix Class A Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Prepaid Expense, Current			$ 3,930		$ 3,930
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Stock, Shares Issued	393,000		393,000
Sale of Stock, Price Per Share			$ 0.01